Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	GENERAL MONEY MARKET FUND, INC.
Central Index Key	0000353560
Amendment Flag	false
Document Creation Date	Mar. 27, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019
Class A Prospectus | General Money Market Fund, Inc. | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class A Prospectus | General New Jersey Municipal Money Market Fund, Inc. | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A
Prospectus:
Trading Symbol	DNJXX
Class B Prospectus | General Money Market Fund, Inc. | Class B
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX
Class B Prospectus | General Treasury and Agency Money Market Fund | Class B
Prospectus:
Trading Symbol	DABXX
Class B Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class B
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | General California Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GENXX
Class B Prospectus | General New York AMT-Free Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GNYXX
Dreyfus Class Prospectus | General Money Market Fund, Inc. | Dreyfus Class
Prospectus:
Trading Symbol	GMGXX
Dreyfus Class Prospectus | General Government Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GGDXX
Dreyfus Class Prospectus | General Treasury Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GTFXX
Dreyfus Class Prospectus | General Treasury and Agency Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	DUTXX